Offerings	Jul. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	674,035
Proposed Maximum Offering Price per Unit	5.53
Maximum Aggregate Offering Price	$ 3,727,413.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 514.76
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents shares of Common Stock reserved for issuance pursuant to future awards granted under the Intellinetics, Inc. 2024 Equity Incentive Plan (the "2024 Plan"). Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act based upon the average of the high and low prices of the Common Stock as reported on the NYSE American stock exchange on July 20, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	152,863
Proposed Maximum Offering Price per Unit	5.53
Maximum Aggregate Offering Price	$ 845,332.39
Fee Rate	0.01381%
Amount of Registration Fee	$ 116.74
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act based upon the average of the high and low prices of the Common Stock as reported on the NYSE American stock exchange on July 20, 2026. Represents shares of Common Stock reserved for issuance pursuant to future awards granted under the Intellinetics, Inc. 2023 Director Compensation Plan (the "Director Plan").